WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.9%
Alabama - 2.0%
Black Belt Energy Gas District, AL, Gas Supply Revenue, Series A	4.000%	12/1/23	$6,515,000	$6,645,912	(a)(b)
Southeast Alabama Gas Supply District, Gas Supply Revenue:
Project #1, Series C (SIFMA Municipal Swap Index Yield + 0.650%)	1.440%	4/1/24	5,000,000	4,973,491	(a)(b)
Project #2, Series A	4.000%	6/1/24	1,680,000	1,712,389	(a)(b)
Project #2, Series B (1 mo. USD LIBOR x 0.670 + 0.850%)	1.386%	6/1/24	1,000,000	982,068	(a)(b)

Total Alabama				14,313,860

Alaska - 0.4%
Alaska State, AK, International Airports System Revenue, Series C, Refunding	5.000%	10/1/25	1,975,000	2,122,641	(c)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/25	700,000	739,156

Total Alaska				2,861,797

Arizona - 3.7%
Chandler, AZ, IDA Revenue:
Intel Corp. Project	2.700%	8/14/23	5,610,000	5,651,227	(a)(b)(c)
Intel Corp. Project	5.000%	6/3/24	8,380,000	8,793,708	(a)(b)(c)
Glendale, AZ, Transportation Excise Tax Revenue, Refunding, AGM	5.000%	7/1/28	5,180,000	5,600,726
Maricopa County, AZ, IDA Revenue, Solid Waste Disposal, Waste Management Inc. Project	3.375%	6/3/24	4,965,000	4,974,359	(a)(b)(c)
Maricopa County, AZ, Pollution Control Corp. Revenue, Public Service Company of New Mexico Palo Verde Project, Series A, Refunding	0.875%	10/1/26	2,000,000	1,821,038	(a)(b)

Total Arizona				26,841,058

California - 2.0%
Anaheim, CA, Public Financing Authority Revenue, Series C, AGM	0.000%	9/1/23	1,850,000	1,804,191
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area, Series B, Refunding (SIFMA Municipal Swap Index Yield + 0.280%)	1.070%	4/1/24	2,000,000	1,983,328	(a)(b)
San Francisco Bay Area, Series B-1 (SIFMA Municipal Swap Index Yield + 1.100%)	1.890%	4/1/24	1,725,000	1,732,887	(a)(b)

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2022 Quarterly Report	1

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California State Infrastructure & Economic Development Bank Revenue, Los Angeles County Museum of Art, Series B, Refunding (SIFMA Municipal Swap Index Yield + 0.700%)	1.490%	6/1/26	$1,500,000	$1,488,162	(a)(b)
California State MFA Revenue:
Waste Management Inc. Project, Series A	0.700%	12/1/23	2,500,000	2,423,187	(a)(b)(c)
Waste Management Inc. Project, Series A	1.300%	2/3/25	1,600,000	1,522,395	(a)(b)(d)
California State Public Finance Authority Revenue, ENSO Village Project, Green Bond, Series B-3	2.125%	11/15/27	1,000,000	951,908	(d)
California State Public Works Board Revenue, Department of State Hospitals, Coalinga State Hospital, Series E, Refunding	5.000%	6/1/25	1,965,000	2,025,923
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Subordinated, Series B	5.000%	5/15/25	540,000	582,738

Total California				14,514,719

Colorado - 1.3%
City & County of Denver, CO, Airport System Revenue, Subordinated, Series A	5.500%	11/15/27	2,480,000	2,582,427	(c)
Colorado State Health Facilities Authority Revenue, Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	4,025,000	4,329,955	(a)(b)
University of Colorado Revenue, Green Bond, Series C, Refunding	2.000%	10/15/24	2,060,000	2,031,752	(a)(b)

Total Colorado				8,944,134

Connecticut - 6.2%
Connecticut State Housing Finance Authority Revenue:
Housing Mortgage Finance Program, Series A-3	0.600%	11/15/26	850,000	775,350
Housing Mortgage Finance Program, SIFMA Index, Series A-4 (SIFMA Municipal Swap Index Yield + 0.300%)	1.090%	11/15/24	3,500,000	3,458,862	(a)(b)
Connecticut State, GO:
GAAP Conversion Bonds, Series A	5.000%	10/15/25	4,200,000	4,375,567
Series A	3.000%	1/15/24	1,250,000	1,272,133
Series A	5.000%	1/15/27	180,000	201,032
Series C	5.000%	6/15/23	1,095,000	1,132,045
Series E	5.000%	8/1/28	5,085,000	5,474,601

See Notes to Schedule of Investments.

2	Western Asset Short Duration Municipal Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - continued
SIFMA Index, Series A (SIFMA Municipal Swap Index Yield + 0.900%)	1.690%	3/1/23	$1,600,000	$1,602,383	(b)
SIFMA Index, Series A (SIFMA Municipal Swap Index Yield + 0.950%)	1.740%	3/1/24	2,225,000	2,250,822	(b)
Connecticut State, Special Tax Revenue:
Series A, Transportation Infrastructure Purpose	5.000%	9/1/29	5,270,000	5,775,295
Series A, Transportation Infrastructure Purpose	5.000%	9/1/31	7,265,000	7,642,446
Series B, Transportation Infrastructure Purpose	5.000%	1/1/24	3,655,000	3,722,393
Series B, Transportation Infrastructure Purpose	5.000%	1/1/25	5,615,000	5,717,447
New Haven, CT, GO, Series A, AGM	5.000%	8/1/25	1,200,000	1,298,669

Total Connecticut				44,699,045

Delaware - 0.1%
Delaware State EDA Revenue, Delmarva Power & Light Co. Project, Series A, Refunding	1.050%	7/1/25	1,000,000	955,387	(a)(b)

District of Columbia - 0.6%
District of Columbia, GO, Series D	5.000%	6/1/32	2,665,000	2,967,194
Metropolitan Washington, DC, Airports Authority Aviation Revenue, Series A, Refunding	5.000%	10/1/26	1,500,000	1,643,993	(c)

Total District of Columbia				4,611,187

Florida - 1.7%
Central Florida Expressway Authority Revenue:
Senior Lien, Refunding, AGM	5.000%	7/1/26	1,585,000	1,752,531
Senior Lien, Series A, Refunding	5.000%	7/1/29	1,500,000	1,651,162
Citizens Property Insurance Corp., Coastal Account Revenue, Senior Secured Bonds, Series A-1	5.000%	6/1/25	900,000	962,398
Florida State Municipal Power Agency Revenue, St. Lucie Project, Series A, Refunding	5.000%	10/1/26	1,340,000	1,356,328
Jacksonville, FL, Revenue:
Series 2014, Refunding	5.000%	10/1/27	1,000,000	1,066,882
Series B, Refunding	5.000%	10/1/23	1,035,000	1,077,796
Series B, Refunding	5.000%	10/1/24	2,630,000	2,809,003

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2022 Quarterly Report	3

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Miami-Dade County, FL, IDA Revenue, Waste Management Inc. Project, Series B (SIFMA Municipal Swap Index Yield + 0.375%)	1.165%	7/1/24	$1,500,000	$1,443,242	(a)(b)(c)
Palm Beach County, FL, Health Facilities Authority Revenue, Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/26	230,000	232,116

Total Florida				12,351,458

Georgia - 0.6%
Atlanta, GA, Airport Passenger Facility Charge, General Revenue, Subordinate Lien, Series A, Refunding	5.000%	1/1/26	3,055,000	3,189,849
Monroe County, GA, Development Authority, PCR, Georgia Power Co. Plant Scherer Project	2.250%	7/1/25	1,150,000	1,114,389

Total Georgia				4,304,238

Illinois - 7.6%
Chicago, IL, Board of Education Unlimited Tax, GO, Dedicated Revenues, Series B, Refunding	5.000%	12/1/22	500,000	505,541
Chicago, IL, O’Hare International Airport Revenue:
General, Senior Lien, Series A, Refunding	5.000%	1/1/27	3,000,000	3,161,229	(c)
General, Senior Lien, Series B, Refunding	5.000%	1/1/24	1,065,000	1,113,248
General, Senior Lien, Series B, Refunding	5.000%	1/1/26	5,315,000	5,396,457
General, Senior Lien, Series B, Refunding	5.000%	1/1/26	1,520,000	1,654,594
Chicago, IL, Park District, GO, Limited Tax, Series B, Refunding	5.000%	1/1/25	3,490,000	3,621,913
Cook County, IL, School District No. 87 Berkeley, GO, AGM	5.000%	12/1/25	500,000	547,250
Illinois State Finance Authority Revenue:
Series 2019, Refunding (1 mo. USD LIBOR x 0.680 + 0.500%)	1.044%	9/1/22	4,670,000	4,689,835	(a)(b)
Series B-2, Refunding	5.000%	11/15/26	4,500,000	4,895,247	(a)(b)
Illinois State, GO:
Series 2016	5.000%	11/1/23	2,905,000	3,016,212
Series A, Refunding	5.000%	10/1/27	4,000,000	4,375,989
Series D	5.000%	11/1/24	3,690,000	3,896,789
Series D	5.000%	11/1/27	3,090,000	3,382,074
Series of May 2014	5.000%	5/1/25	2,000,000	2,084,983

See Notes to Schedule of Investments.

4	Western Asset Short Duration Municipal Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Metropolitan Pier & Exposition Authority, IL, Revenue, Mccormick Place Expansion Project, Series A, Refunding	3.000%	6/15/24	$2,500,000	$2,503,946
Sales Tax Securitization Corp. Revenue:
Second Lien, Series A	5.000%	1/1/25	2,065,000	2,189,812
Series A	5.000%	1/1/26	6,525,000	7,037,579

Total Illinois				54,072,698

Indiana - 3.6%
Indiana State Finance Authority:
Environmental Facilities Revenue, Indianapolis Power & Light Company Project, Series B, Refunding	0.650%	8/1/25	1,000,000	922,019
Environmental Improvement Revenue, United States Steel Corp. Project, Series A, Refunding	4.125%	12/1/26	1,500,000	1,509,166
Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	1,320,000	1,324,383	(a)(b)
Indianapolis, IN, Department of Public Utilities Gas Utility Revenue, Second Lien, Series A, Refunding	5.000%	8/15/24	2,025,000	2,156,071
Indianapolis, IN, Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Revenue, Series D, Refunding	5.000%	1/1/26	2,895,000	3,120,366	(c)
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc. Project, Refunding	5.000%	6/5/26	15,935,000	17,030,724	(a)(b)(c)

Total Indiana				26,062,729

Iowa - 0.5%
Iowa State Finance Authority, Solid Waste Facility Revenue, Iowa Renewable Natural Gas Project, Green Bond, LOC-Citibank N.A.	1.500%	4/1/24	2,405,000	2,392,338	(a)(b)(c)
Iowa Tobacco Settlement Authority Revenue:
Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	5.000%	6/1/28	500,000	552,264
Asset Backed Senior Bonds, Class 2, Series B-1, Refunding	0.375%	6/1/30	570,000	570,000

Total Iowa				3,514,602

Kansas - 2.7%
Kansas State Department of Transportation Highway Revenue:
Series B	5.000%	9/1/26	2,575,000	2,800,968

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2022 Quarterly Report	5

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kansas - continued
Series C-2 (1 mo. USD LIBOR x 0.700 + 0.350%)	0.910%	9/1/22	$2,750,000	$2,749,389	(b)
Series C-3 (1 mo. USD LIBOR x 0.700 + 0.400%)	0.960%	9/1/23	13,750,000	13,726,943	(b)

Total Kansas				19,277,300

Kentucky - 4.5%
Ashland, KY:
Ashland Hospital Corp., Revenue, Refunding	5.000%	2/1/23	600,000	612,960
Ashland Hospital Corp., Revenue, Refunding	5.000%	2/1/24	575,000	602,031
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	2,050,000	2,114,862	(a)(b)
Series C	4.000%	6/1/25	15,130,000	15,544,013	(a)(b)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Norton Healthcare Inc., Series A	5.000%	10/1/25	1,550,000	1,671,009
Norton Healthcare Inc., Series C	5.000%	10/1/26	2,000,000	2,210,111	(a)(b)
Mercer County, KY, Kentucky Utilities Co. Project, Revenue, Series A, Refunding	1.300%	5/1/23	6,900,000	6,856,482	(c)
Trimble County, KY, Revenue, Pollution Control Bonds, Louisville Gas and Electric Company Project, Series A	0.625%	9/1/26	3,250,000	2,902,178

Total Kentucky				32,513,646

Louisiana - 1.6%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, East Baton Rouge Sewerage Commission Project, Series B, Refunding	0.875%	2/1/25	4,000,000	3,785,798	(a)(b)
Louisiana State Offshore Terminal Authority Revenue, Deep Water Port Bonds, Series C	1.650%	12/1/23	3,150,000	3,131,833	(a)(b)
Louisiana State Stadium & Exposition District, Revenue, BAN	4.000%	7/3/23	1,325,000	1,343,085
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.125%	7/1/24	1,750,000	1,708,605	(a)(b)
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	1,400,000	1,326,214	(a)(b)

Total Louisiana				11,295,535

Massachusetts - 0.9%
Massachusetts State Bay Transportation Authority Revenue, Subordinated Sales Tax, Series A-1, Refunding	5.000%	7/1/24	1,500,000	1,592,272

See Notes to Schedule of Investments.

6	Western Asset Short Duration Municipal Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - continued
Massachusetts State DFA Revenue, Wellforce Issue, Series A	5.000%	7/1/22	$400,000	$401,194
Massachusetts State Port Authority Revenue, Series C	5.000%	7/1/25	4,105,000	4,397,875	(c)

Total Massachusetts				6,391,341

Michigan - 2.9%
Hazel School District, MI, GO:
Refunding, Q-SBLF	4.000%	5/1/25	2,620,000	2,736,402
Refunding, Q-SBLF	4.000%	5/1/26	1,405,000	1,482,957
Refunding, Q-SBLF	4.000%	5/1/27	1,460,000	1,554,630
Refunding, Q-SBLF	4.000%	5/1/29	1,580,000	1,701,752
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit Water and Sewage Department, Senior Lien, Series D-1, Refunding, AGM	5.000%	7/1/23	1,500,000	1,552,668
Mclaren Health Care, Series D-1, Refunding	1.100%	10/15/27	1,325,000	1,188,481
Trinity Health Credit Group, Series MI-2, Refunding	5.000%	2/1/25	1,750,000	1,874,031	(a)(b)
Michigan State HDA Revenue, Series A	1.500%	6/1/29	1,730,000	1,519,570
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project, Remarketing	0.875%	10/8/26	1,335,000	1,221,223	(a)(b)(c)
Graphic Packaging International, LLC Coated Recycled Machine Project, Green Bonds	4.000%	10/1/26	2,000,000	2,048,680	(a)(b)(c)
Wayne County, MI, Airport Authority Airport Revenue:
Series C, Refunding	5.000%	12/1/24	2,550,000	2,718,451
Series C, Refunding	5.000%	12/1/24	1,055,000	1,124,693

Total Michigan				20,723,538

Minnesota - 0.5%
Minnesota Municipal Gas Agency, Commodity Supply Revenue, Subseries A, LIQ - Royal Bank Of Canada	4.000%	12/1/26	3,115,000	3,301,746

Mississippi - 0.1%
Mississippi State Development Bank Revenue, Jackson Infrastructure Project	5.000%	9/1/25	590,000	636,958

Missouri - 0.2%
Missouri State HEFA Revenue, Saint Luke’s Health System, Inc.	5.000%	11/15/26	1,015,000	1,101,683

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2022 Quarterly Report	7

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Montana - 0.3%
Montana State Board of Regents Higher Education Revenue, Montana State University, Series F, Refunding (SIFMA Municipal Swap Index Yield + 0.450%)	1.240%	9/1/23	$1,800,000	$1,803,046	(a)(b)

Nebraska - 0.8%
Nebraska Public Power District Revenue, Series A	0.600%	7/1/23	5,000,000	4,917,890	(a)(b)
Washington County, NE, Wastewater and Solid Waste Disposal Facilities Revenue, Cargill Incorporated Project, Refunding	0.900%	9/1/25	1,200,000	1,136,721	(a)(b)(c)

Total Nebraska				6,054,611

Nevada - 0.4%
Clark County, NV, Airport System Revenue, Junior Subordinate Lien Notes, Series B, Refunding	5.000%	7/1/24	1,850,000	1,942,502	(c)
Sparks, NV, Tourism Improvement, Senior Sales Tax Anticipation Revenue, Series A, Refunding	2.500%	6/15/24	800,000	779,801	(d)

Total Nevada				2,722,303

New Jersey - 6.9%
Gloucester County, NJ, Improvement Authority Revenue, Rowan University Student Center Projects	0.600%	3/1/24	2,250,000	2,156,692
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Subordinate, Series A, BAM, Refunding	5.000%	7/1/27	5,450,000	6,047,066
Natural Gas Facilities Revenue, Series C, Refunding	2.450%	4/1/26	2,250,000	2,233,853	(a)(b)(c)
School Facilities Construction, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.550%)	2.340%	9/1/27	1,600,000	1,611,611	(b)
School Facilities Construction, Series NN, Refunding	5.000%	3/1/24	3,060,000	3,124,069
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Refunding, Series A	5.000%	6/15/24	2,025,000	2,136,763
Series AA	5.000%	6/15/25	2,000,000	2,130,956
Series AA	5.000%	6/15/26	5,895,000	6,039,874
Transportation System, Series A	5.750%	6/15/24	35,000	37,264
Transportation System, Series A, Refunding	5.000%	12/15/23	2,030,000	2,115,174

See Notes to Schedule of Investments.

8	Western Asset Short Duration Municipal Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - continued
New Jersey State Turnpike Authority Revenue:
Series C-4, Refunding (1 mo. USD LIBOR x 0.700 + 0.700%)	1.260%	1/1/24	$4,000,000	$4,030,781	(b)
Series D-1, Refunding (1 mo. USD LIBOR x 0.700 + 0.700%)	1.260%	1/1/24	12,250,000	12,344,267	(b)
Series D-3, Refunding (1 mo. USD LIBOR x 0.700 + 0.600%)	1.160%	1/1/23	2,000,000	2,001,261	(b)
Orange Township, NJ, GO:
AGM, State Aid Withholding, Refunding	4.000%	12/1/23	856,000	883,785
AGM, State Aid Withholding, Refunding	4.000%	12/1/24	925,000	968,364
Trenton, NJ, GO, Series 2020, AGM, State Aid Withholding	2.000%	7/15/31	1,455,000	1,297,939

Total New Jersey				49,159,719

New Mexico - 0.4%
Farmington, NM, PCR, Public Service Co. of New Mexico, Refunding	1.100%	6/1/23	3,000,000	2,957,497	(a)(b)

New York - 15.9%
Long Island, NY, Power Authority Electric System Revenue:
LIBOR Floating Rate, Series C, Refunding (1 mo. USD LIBOR x 0.700 + 0.750%)	1.310%	10/1/23	4,000,000	3,996,969	(a)(b)
LIBOR Floating Rate, Series C, Refunding (1 mo. USD LIBOR x 0.700 + 0.750%)	1.310%	10/1/23	4,500,000	4,496,573	(a)(b)
Series B, Refunding	1.650%	9/1/24	5,500,000	5,405,955	(a)(b)
Series B, Refunding	0.850%	9/1/25	6,400,000	6,029,490	(a)(b)
Series B, Refunding	1.500%	9/1/26	4,580,000	4,360,196	(a)(b)
MTA, NY, Transportation Revenue, Subseries D-2 (SIFMA Municipal Swap Index Yield + 0.450%)	1.240%	11/15/22	5,500,000	5,480,875	(a)(b)
Nassau County, NY, Health Care Corp. Revenue, Nassau County GTD	5.000%	8/1/23	2,050,000	2,126,068
New York City, NY, GO:
Series A, Refunding	5.000%	8/1/27	1,485,000	1,603,797
Step bond, Subseries F-4 (5.000% to 12/1/25 then 9.000%)	5.000%	12/1/25	15,250,000	16,504,784	(a)(b)
New York City, NY, HDC, MFH Revenue:
Green Bond, Series F-2, FHA	0.600%	7/1/25	9,000,000	8,375,127	(a)(b)
Green Bond, Series G, FHA	0.600%	11/1/26	1,075,000	973,076

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2022 Quarterly Report	9

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2022, Series BB, Subseries BB-2, Refunding	5.000%	6/15/27	$2,065,000	$2,266,479
New York City, NY, TFA Revenue Future Tax Secured:
Subordinated, Series A, Refunding	5.000%	11/1/26	135,000	151,515
Subordinated, Subseries B-1	5.000%	8/1/28	2,915,000	3,094,968
New York City, NY, Transportation Development Corp. Revenue:
American Airlines Inc., John F. Kennedy International Airport Project	2.250%	8/1/26	3,000,000	2,832,375	(c)
John F. Kennedy International Airport Project, Series A, Refunding	5.000%	12/1/23	920,000	949,433	(c)
John F. Kennedy International Airport Project, Series A, Refunding	5.000%	12/1/24	2,500,000	2,615,492	(c)
John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/22	900,000	912,739
John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/23	1,000,000	1,034,525
John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/24	750,000	790,750
New York State Thruway Authority Revenue, Series K, Refunding	5.000%	1/1/30	2,715,000	2,885,396
New York State Urban Development Corp. Revenue, Series A	5.000%	3/15/25	6,000,000	6,141,940
Port Authority of New York & New Jersey Revenue:
Consolidated Series 177	5.000%	7/15/25	1,015,000	1,035,155	(c)
Consolidated Series 178	5.000%	12/1/24	4,500,000	4,698,622	(c)
Consolidated Series 178	5.000%	12/1/31	5,000,000	5,198,837	(c)
Consolidated Series 184	5.000%	9/1/25	1,565,000	1,662,785
Consolidated Series 195	5.000%	10/1/25	3,995,000	4,308,220	(c)
Consolidated Series 207	5.000%	9/15/25	10,400,000	11,205,717	(c)
Consolidated Series 207	5.000%	9/15/32	300,000	324,708	(c)
Consolidated Series 226	5.000%	10/15/25	2,000,000	2,158,417	(c)

Total New York				113,620,983

See Notes to Schedule of Investments.

10	Western Asset Short Duration Municipal Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - 2.3%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Atrium Health, Series E, Remarketing	0.800%	10/31/25	$2,000,000	$1,893,546	(a)(b)
North Carolina State Medical Care Commission Hospital Revenue, CaroMont Health, Series B	5.000%	2/1/26	1,785,000	1,952,158	(a)(b)
North Carolina State Turnpike Authority Revenue:
Anticipation Notes	5.000%	2/1/24	10,775,000	11,229,265
Senior Lien, Refunding	5.000%	1/1/23	800,000	813,818
Senior Lien, Refunding	5.000%	1/1/25	575,000	603,724

Total North Carolina				16,492,511

Ohio - 1.4%
American Municipal Power Inc., OH, Revenue:
Combined Hydroelectric Project, Subseries A-2, Refunding	1.000%	8/15/24	3,130,000	3,023,055	(a)(b)
Prairie State Energy Campus Project, Series A, Refunding	5.000%	2/15/26	2,125,000	2,224,844
Cleveland, OH, Airport System Revenue, Series A, Refunding	5.000%	1/1/25	1,250,000	1,324,266	(c)
Ohio State Air Quality Development Authority Revenue, American Electric Co. Project, Series D, Refunding	2.100%	10/1/24	3,500,000	3,410,647	(a)(b)(c)

Total Ohio				9,982,812

Oklahoma - 0.9%
Oklahoma State Development Finance Authority Revenue, Gilcrease Expressway West Project, Series A	1.625%	7/6/23	6,880,000	6,770,779	(c)

Oregon - 0.1%
Oregon State Business Development Commission Revenue, Intel Corp. Project, Series 232	2.400%	8/14/23	1,000,000	1,003,813	(a)(b)

Pennsylvania - 5.8%
Commonwealth of Pennsylvania:
GO, Refunding	5.000%	8/15/25	335,000	364,144
GO, Series 2014	5.000%	6/15/24	675,000	715,028
GO, Series 2016	5.000%	9/15/28	2,365,000	2,600,165
GO, Series D	3.250%	8/15/26	7,180,000	7,334,840
General Authority of Southcentral Pennsylvania, Series B (SIFMA Municipal Swap Index Yield + 0.600%)	1.390%	6/1/24	1,500,000	1,495,045	(a)(b)

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2022 Quarterly Report	11

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Pennsylvania State Economic Development Financing Authority:
Pollution Control Revenue, PPL Electric Utilities Corp. Project, Refunding	0.400%	10/1/23	$2,500,000	$2,426,727
Sewage Sludge Disposal Revenue, Philadelphia Biosolids Facility Project	3.000%	1/1/24	865,000	874,596
Sewage Sludge Disposal Revenue, Philadelphia Biosolids Facility Project	4.000%	1/1/26	1,220,000	1,265,997
Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	1,450,000	1,417,859	(a)(b)(c)
Solid Waste Disposal Revenue, Waste Management Inc. Project, Series A (SIFMA Municipal Swap Index Yield + 0.400%)	1.190%	6/3/24	1,500,000	1,446,306	(a)(b)(c)
Solid Waste Disposal Revenue, Waste Management Inc. Project, Series A	1.750%	8/1/24	3,250,000	3,144,912	(a)(b)(c)
Pennsylvania State Higher EFA Revenue, University of Pennsylvania Health System:
Series B, Refunding	5.000%	8/15/23	900,000	935,779
Series B, Refunding	5.000%	8/15/24	1,000,000	1,061,829
Series B, Refunding	5.000%	8/15/25	900,000	975,681
Series B, Refunding	5.000%	8/15/26	1,000,000	1,105,402
Pennsylvania State Turnpike Commission Revenue:
Series 2019, Refunding	5.000%	12/1/24	1,640,000	1,761,581
Series A, Refunding	4.000%	12/1/26	635,000	677,522
Series A-1, Refunding (SIFMA Municipal Swap Index Yield + 0.600%)	1.390%	12/1/23	2,000,000	2,000,758	(b)
Series A-2, Refunding	5.000%	12/1/24	4,000,000	4,296,540
Series B, Refunding (SIFMA Municipal Swap Index Yield + 0.700%)	1.490%	12/1/23	3,000,000	3,002,002	(b)
Series C, Refunding	5.000%	12/1/26	1,300,000	1,456,854
Philadelphia, PA, Pennsylvania Airport Revenue, Refunding	5.000%	7/1/24	1,000,000	1,049,378	(c)

Total Pennsylvania				41,408,945

See Notes to Schedule of Investments.

12	Western Asset Short Duration Municipal Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
South Carolina - 2.9%
Patriots Energy Group Financing Agency Gas Supply Revenue, Series A, LIQ - Royal Bank of Canada	4.000%	2/1/24	$17,080,000	$17,462,020	(a)(b)
Richland County, SC, Environmental Improvement Revenue, International Paper Co. Project, Series A, Refunding	3.875%	4/1/23	3,000,000	3,024,788	(c)

Total South Carolina				20,486,808

Tennessee - 2.3%
Tennessee State Energy Acquisition Corp., Gas Revenue, Project, Series A	4.000%	5/1/23	6,835,000	6,921,006	(a)(b)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	9,445,000	9,730,118	(a)(b)

Total Tennessee				16,651,124

Texas - 8.7%
Corpus Christi, TX, Utility System Revenue, Junior Lien Improvement Bonds, Series A	5.000%	7/15/27	1,500,000	1,620,918
Cypress-Fairbanks, TX, ISD, GO, Series B-1, PSF-GTD	0.280%	8/15/24	6,420,000	6,152,192	(a)(b)
DeSoto, TX, ISD, GO, Refunding, PSF - GTD	0.000%	8/15/26	580,000	521,613
El Paso, TX, ISD, GO	2.000%	8/1/23	1,250,000	1,247,086	(a)(b)
Fort Bend, TX, ISD:
GO, Series B, Refunding, PSF - GTD	0.875%	8/1/25	1,195,000	1,140,140	(a)(b)
GO, Series B, Refunding, PSF - GTD	0.720%	8/1/26	1,000,000	922,584	(a)(b)
Goose Creek, TX, Consolidated ISD, GO, Series B, PSF-GTD	0.600%	8/17/26	1,040,000	959,912	(a)(b)
Grapevine-Colleyville, TX, ISD, GO, PSF - GTD	5.000%	8/15/28	2,000,000	2,180,482
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Hospital, Memorial Hermann Health System, Refunding	5.000%	12/1/25	3,045,000	3,293,213
Lower Colorado River, TX, Authority Revenue, Series B, Refunding	5.000%	5/15/24	1,415,000	1,493,267
Matagorda County, TX, Navigation District No. 1, PCR, Central Power & Light, Refunding	0.900%	9/1/23	1,750,000	1,723,625	(a)(b)(c)
North Texas, TX, Tollway Authority Revenue:
Series A, Refunding	5.000%	1/1/27	7,570,000	7,897,276
Series A, Refunding	5.000%	1/1/30	1,000,000	1,056,623
Northside, TX, ISD, GO, Refunding, PSF - GTD	1.600%	8/1/24	3,050,000	3,008,546	(a)(b)
Pasadena, TX, ISD, GO, Series B, PSF - GTD	1.500%	8/15/24	5,275,000	5,207,044	(a)(b)
San Antonio, TX, Electric and Gas Revenue, Junior Lien	1.750%	12/1/25	4,100,000	3,977,673	(a)(b)

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2022 Quarterly Report	13

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Sherman, TX, ISD:
GO, Series B, PSF - GTD	2.000%	8/1/23	$485,000	$486,370	(a)(b)(e)
GO, Series B, PSF - GTD	2.000%	8/1/23	605,000	606,709	(a)(b)(e)
GO, Series B, PSF - GTD	2.000%	8/1/23	2,910,000	2,920,564	(a)(b)
Texas State:
Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series B (3 mo. USD LIBOR x 0.670 + 0.700%)	1.253%	12/15/26	4,270,000	4,191,139	(b)
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/26	3,750,000	4,006,359
Texas State Municipal Power Agency Revenue, Transmission System, Refunding, AGM	3.000%	9/1/24	750,000	764,130
Texas State Transportation Commission Revenue, Highway Fund, First Tier Revenue, Series B, Remarketing	0.560%	4/1/26	1,500,000	1,366,221
Texas State Transportation Commission, Mobility Fund, GO, Series B	0.650%	4/1/26	2,500,000	2,313,132	(a)(b)
Texas State Water Development Board Revenue, Water Implementation, Series A	5.000%	10/15/30	2,955,000	3,204,001

Total Texas				62,260,819

Utah - 0.1%
Salt Lake City, UT, Airport Revenue, Series A	5.000%	7/1/32	505,000	541,630	(c)

Vermont - 0.3%
University of Vermont & State Agricultural College, Revenue, Series 2015, Refunding	5.000%	10/1/27	1,905,000	2,070,256

Virginia - 1.7%
Hampton Roads, VA, Transportation Accountability Commission, Senior Lien, Series A	5.000%	7/1/26	5,000,000	5,563,581
Henry County, VA, IDA, Grant Revenue Anticipation Notes, Series B	2.000%	11/1/23	1,035,000	1,035,141
Louisa, VA, IDA, PCR, Series A, Refunding	1.900%	6/1/23	1,000,000	997,861	(a)(b)
Wise County, VA, IDA, Solid Waste & Sewage Disposal Revenue, Virginia Electric & Power Co., Series 2009 A	0.750%	9/2/25	2,650,000	2,487,459	(a)(b)
York County, VA, PCR, Virginia Electric & Power, EDA, Series A, Refunding	1.900%	6/1/23	2,000,000	1,995,723	(a)(b)

Total Virginia				12,079,765

See Notes to Schedule of Investments.

14	Western Asset Short Duration Municipal Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - 3.0%
Central Puget Sound Regional Transit Authority Revenue, Sales Tax & Motor Vehicle Excise Tax Improvement Bonds, Series S-2A, Green Bonds (SIFMA Municipal Swap Index Yield + 0.200%)	0.990%	11/1/26	$2,000,000	$1,944,786	(a)(b)
Port of Seattle, WA, Special Facility Revenue:
Intermediate Lien, Series C	5.000%	5/1/25	3,625,000	3,882,164	(c)
Intermediate Lien, Series D	5.000%	5/1/24	3,500,000	3,689,994	(c)
Refunding	5.000%	6/1/23	1,085,000	1,119,295	(c)
Seattle, WA, Municipal Light & Power Revenue:
Series B, Refunding (SIFMA Municipal Swap Index Yield + 0.250%)	1.040%	11/1/26	1,000,000	991,631	(a)(b)
Series C-1, Refunding (SIFMA Municipal Swap Index Yield + 0.490%)	1.280%	11/1/23	3,000,000	3,002,739	(a)(b)
Series C-2 (SIFMA Municipal Swap Index Yield + 0.490%)	1.280%	11/1/23	3,405,000	3,408,108	(a)(b)
Washington State Motor Vehicle Fuel Tax, GO:
Series R-2012D, Refunding	4.000%	7/1/27	170,000	170,393
Series R-2015B, Refunding	5.000%	7/1/26	3,175,000	3,368,970

Total Washington				21,578,080

TOTAL MUNICIPAL BONDS (Cost - $719,465,640)				700,934,160

COLLATERALIZED MORTGAGE OBLIGATIONS(f) - 0.5%
Federal Home Loan Mortgage Corp. (FHLMC), Multifamily Variable Rate Certificates, M012 A1A1	1.600%	8/15/51	2,231,082	2,230,530
Federal Home Loan Mortgage Corp. (FHLMC), Multifamily Variable Rate Certificates, M012 A1A2	1.600%	8/15/51	1,338,649	1,338,318
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $3,569,730)				3,568,848

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $723,035,370)				704,503,008

SHORT-TERM INVESTMENTS - 0.6%
MUNICIPAL BONDS - 0.6%
Florida - 0.3%
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	0.670%	5/1/24	2,410,000	2,410,000	(c)(g)(h)

New York - 0.3%
New York State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York Inc. Project, Subseries C-3, LOC - Mizuho Bank Ltd.	0.700%	11/1/39	2,000,000	2,000,000	(c)(g)(h)

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2022 Quarterly Report	15

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 0.0%††
Philadelphia, PA, Authority for IDR, Gift of Life Donor Program Project, LOC - TD Bank N.A.	0.780%	12/1/34	$200,000	$200,000	(g)(h)

TOTAL SHORT-TERM INVESTMENTS (Cost - $4,610,000)				4,610,000

TOTAL INVESTMENTS - 99.0% (Cost - $727,645,370)				709,113,008
Other Assets in Excess of Liabilities - 1.0%				6,974,814

TOTAL NET ASSETS - 100.0%				$716,087,822

††	Represents less than 0.1%.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

16	Western Asset Short Duration Municipal Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
BAN	— Bond Anticipation Notes
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration - Insured Bonds
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HDA	— Housing Development Authority
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
PCR	— Pollution Control Revenue
PEA	— Public Energy Authority

PSF	— Permanent School Fund

Q-SBLF	— Qualified School Board Loan Fund

SIFMA	— Securities Industry and Financial Markets Association

TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2022 Quarterly Report	17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk

18

Notes to Schedule of Investments (unaudited) (continued)

premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

19

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$700,934,160	—	$700,934,160
Collateralized Mortgage Obligations	—	3,568,848	—	3,568,848

Total Long-Term Investments	—	704,503,008	—	704,503,008

Short-Term Investments†	—	4,610,000	—	4,610,000

Total Investments	—	$709,113,008	—	$709,113,008

†	See Schedule of Investments for additional detailed categorizations.

20